Non-Controlling Interest In Versus LLC (Details) - Schedule of Financial Information of Non-Wholly Owned Subsidiary - Non-wholly Owned Subsidiary [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Assets
Current	$ 1,139,890	$ 1,010,211
Non-current	878	2,046,995
Total Assets	1,140,768	3,057,206
Liabilities
Current	10,955	140,523
Non-current	45,927,621	42,485,061
Total Liabilities	45,938,576	42,625,584
Net liabilities	(44,797,808)	(39,568,378)
Non-controlling interest	(7,717,036)	(6,784,717)
Net loss	(3,001,425)	(2,218,719)
Net loss attributed to non-controlling interest	$ (329,489)	$ (401,588)
Versus LLC [Member]
Schedule of Financial Information of Non-Wholly Owned Subsidiary [Line Items]
Non-controlling interest percentage	18.10%	18.10%